Guarantor and Non-Guarantor Supplemental Financial Information - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Eliminations
Income Statement [Abstract]
Net revenue						$ 0	$ 0	$ 0
Cost and expenses:
Selling, general and administrative						0	0	0
Depreciation and amortization						0	0	0
Total operating expenses						0	0	0
Operating income/(loss)						0	0	0
Other income/(expense):
Net interest expense						0	0	0
Other income/(expense)							0	0
Total other expense						0	0	0
Income/(loss) before income taxes						0	0	0
Provision/(benefit) for income taxes						0	0	0
Equity in losses of consolidated subsidiaries						29,614	13,944	26,611
Net income/(loss)						29,614	13,944	26,611
Comprehensive income/(loss)						26,535	22,737	19,961
Guarantor | Reportable Legal Entities
Income Statement [Abstract]
Net revenue						365,089	338,829	696,621
Cost and expenses:
Cost of revenue						102,389	69,118	141,449
Selling, general and administrative						102,262	91,867	182,987
Marketing						111,836	106,115	218,628
Depreciation and amortization						27,489	27,719	55,357
Total operating expenses						343,976	294,819	598,421
Operating income/(loss)						21,113	44,010	98,200
Other income/(expense):
Net interest expense						(13,926)	(13,847)	(28,902)
Other income/(expense)							(2,236)	(2,237)
Total other expense						(13,926)	(16,083)	(31,139)
Income/(loss) before income taxes						7,187	27,927	67,061
Provision/(benefit) for income taxes						2,763	13,036	23,170
Equity in losses of consolidated subsidiaries						(29,614)	(13,944)	(26,611)
Net income/(loss)						(25,190)	947	17,280
Comprehensive income/(loss)						(22,111)	(7,846)	23,930
Non-Guarantor | Reportable Legal Entities
Income Statement [Abstract]
Net revenue						94,713	119,479	235,386
Cost and expenses:
Cost of revenue						33,991	21,265	38,325
Selling, general and administrative						40,949	46,393	95,215
Marketing						46,409	60,267	115,844
Depreciation and amortization						989	1,161	2,192
Total operating expenses						122,338	129,086	251,576
Operating income/(loss)						(27,625)	(9,607)	(16,190)
Other income/(expense):
Net interest expense						(1,951)	(4,325)	(6,310)
Other income/(expense)							0	0
Total other expense						(1,951)	(4,325)	(6,310)
Income/(loss) before income taxes						(29,576)	(13,932)	(22,500)
Provision/(benefit) for income taxes						38	12	4,111
Equity in losses of consolidated subsidiaries						0	0	0
Net income/(loss)						(29,614)	(13,944)	(26,611)
Comprehensive income/(loss)						(26,535)	(22,737)	(19,961)
Orbitz
Income Statement [Abstract]
Net revenue	$ 239,597	$ 220,564	$ 253,135	$ 248,053	$ 210,255	459,802	458,308	932,007
Cost and expenses:
Cost of revenue	63,897			47,638		136,380	90,383	179,774
Selling, general and administrative	72,562			72,018		143,211	138,260	278,202
Marketing	82,520			89,604		158,245	166,382	334,472
Depreciation and amortization	13,958			15,287		28,478	28,880	57,549
Total operating expenses	232,937	198,582	227,510	224,547	199,358	466,314	423,905	849,997
Operating income/(loss)	6,660	21,982	25,625	23,506	10,897	(6,512)	34,403	82,010
Other income/(expense):
Net interest expense	(7,467)			(8,595)		(15,877)	(18,172)	(35,212)
Other income/(expense)	0			(2,236)		0	(2,236)	(2,237)
Total other expense	(7,467)			(10,831)		(15,877)	(20,408)	(37,449)
Income/(loss) before income taxes						(22,389)	13,995	44,561
Provision/(benefit) for income taxes	3,444			5,794		2,801	13,048	27,281
Equity in losses of consolidated subsidiaries						0	0	0
Net income/(loss)	(4,251)	$ 7,296	$ 9,037	6,881	$ (5,934)	(25,190)	947	17,280
Comprehensive income/(loss)	$ (8,371)			$ 1,642		$ (22,111)	$ (7,846)	$ 23,930